Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of management’s assessment for two operating segments

Based on management’s assessment, the Company has determined that it has two operating segments as follows:

1)	Telemedicine and other services
2)	Sale of medicine and medical devices

	As of June 30,
	2025	2024	2023
	US$	US$	US$

Telemedicine and other services	6,800,287	12,857,688	6,898,166
Sale of medicine and medical devices	846,452	1,110,847	976,720
Total revenue	7,646,739	13,968,535	7,874,886

Telemedicine and other services	5,630,553	10,487,767	5,948,232
Sale of medicine and medical services	736,068	942,395	831,660
Total cost of revenue	6,366,621	11,430,162	6,779,892

Schedule of present summary information by segment

The following tables present summary information by segment for the years ended June 30, 2025, 2024 and 2023, respectively:

	Years Ended June 30, 2025
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US$	US$	US$

Revenue	6,800,287	846,452	7,646,739
Gross profit	1,169,734	110,384	1,280,118
Loss before income tax expense	(3,132,486)	(251,320)	(3,383,806)
Net loss	(3,132,486)	(251,320)	(3,383,806)

Total reportable assets	4,104,014	343,936	4,447,950

12	Segment Reporting (continued)

	Years Ended June 30, 2024
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US$	US$	US$

Revenue	12,857,688	1,110,847	13,968,535
Gross profit	2,369,921	168,452	2,538,373
Loss before income tax expense	(15,357,637)	(264,349)	(15,621,986)
Net loss	(15,338,443)	(264,349)	(15,602,792)

Total reportable assets	7,328,740	621,875	7,950,615

	Years Ended June 30, 2023
	Telemedicine services	Sale of medicine and medical devices	Consolidated totals
	US$	US$	US$

Revenue	6,898,166	976,720	7,874,886
Gross profit	949,934	145,060	1,094,994
Loss before income tax expense	(2,965,165)	(248,195)	(3,213,360)
Net loss	(2,965,165)	(248,195)	(3,213,360)

Total reportable assets	3,121,643	320,896	3,442,539